Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 8,097	$ 5,121
Carrying amount of the hedging instruments, Liabilities	(26,869)	(11,247)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(12,058)	61
Ineffectiveness recorded in non-interest income-other	(16)	17
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	4,238	1,868
Carrying amount of the hedging instruments, Liabilities	(4,635)	(968)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	1,188	1,711
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1,179)	(1,738)
Ineffectiveness recorded in non-interest income-other	9	(27)
Carrying amount of the hedged item	65,516	68,277
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	147	(831)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	(1,605)	(275)
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(3,998)	(1,236)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	4,010	1,224
Ineffectiveness recorded in non-interest income-other	12	(12)
Carrying amount of the hedged item, Liabilities	(72,004)	(60,444)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	3,997	417
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	312	(371)
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(201)	(79)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	201	79
Carrying amount of the hedged item, Liabilities	(5,354)	(4,692)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	202	(1)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	(44)	(71)
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	4,238	1,868
Carrying amount of the hedging instruments, Liabilities	(4,635)	(967)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	1,188	1,708
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1,179)	(1,736)
Ineffectiveness recorded in non-interest income-other	9	(28)
Fair value hedges [member] | Interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	2,837	790
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(2,811)	(809)
Ineffectiveness recorded in non-interest income-other	26	(19)
Carrying amount of the hedged item, Assets	31,325	16,315
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(2,500)	92
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	54	163
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	2,550	2,233
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(2,579)	(2,230)
Ineffectiveness recorded in non-interest income-other	(29)	3
Carrying amount of the hedged item, Assets	111,469	117,009
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(1,552)	(1,339)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(1,926)	5
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities		(1)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness		3
Gain (loss) on hedged item used to calculate hedge ineffectiveness		(2)
Ineffectiveness recorded in non-interest income-other		1
Fair value hedges [member] | Currency or interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness		3
Gain (loss) on hedged item used to calculate hedge ineffectiveness		(2)
Ineffectiveness recorded in non-interest income-other		1
Carrying amount of the hedged item, Assets	80	89
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	$ (1)	$ (1)